Details of expenses and products by function - Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Attribution of expenses by nature to their function line items
Personnel expenses	€ (7,499)	€ (4,349)	€ (5,061)
Research and Development expenses
Attribution of expenses by nature to their function line items
Personnel expenses	(4,392)	(2,553)	(3,063)
Purchases and external expenses	(19,345)	(10,459)	(8,660)
Other	(264)	(251)	(214)
Research and development expenses	(24,001)	(13,263)	(11,937)
Research tax credit	4,080	3,328	2,807
Subsidies	256	14	41
Research tax credit and subsidies	4,336	3,342	2,848
Operating expense	€ (19,665)	€ (9,921)	€ (9,089)